Accrued liabilities and other current liabilities - Accrued liabilities and other current liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Payables and Accruals [Abstract]
Purchase Obligation On Foundry Services	¥ 7,282,000	¥ 0	$ 1,013,000
Provision Of Inventory Purchase Commitments	¥ 401,000	¥ 0